[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

CLASS A, B, AND C SHARES

February 28, 2002
(Unaudited)

- CREDIT SUISSE
  INSTITUTIONAL INTERNATIONAL FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
PORTFOLIO MANAGER'S LETTER
February 28, 2002

                                                                  March 28, 2002

Dear Shareholders:

   We are writing to report on the results of the Credit Suisse Institutional International Fund (the "Fund") for the six months ended February 28, 2002.

CLASS A SHARES:

   At February 28, 2002, the net asset value ("NAV") of the Fund's Class A shares was $9.80 per share, compared to an NAV of $10.84 at August 31, 2001. As a result, the Class A shares' total return was down 9.59% (without sales charge). By comparison, the MSCI EAFE Index(1)("EAFE") declined 8.33% during the same period. Total return for the Class A shares, for the same reporting period, based on offering price (with sales charge) was down 14.78%.

CLASS B SHARES:

   At February 28, 2002, the net asset value ("NAV") of the Fund's Class B shares was $9.79 per share, compared to an NAV of $10.84 at August 31, 2001. As a result, the Class B shares' total return based on NAV was down 9.69%. By comparison, the MSCI EAFE Index(1)("EAFE") declined 8.33% during the same period. Total return for the Class B shares, for the same reporting period, based on redemption value (with contingent deferred sales charge) was down 13.30%.

CLASS C SHARES:

   At February 28, 2002, the net asset value ("NAV") of the Fund's Class C shares was $9.78 per share, compared to an NAV of $10.84 at August 31, 2001. As a result, the Class C shares' total return based on NAV was down 9.78%. By comparison, the MSCI EAFE Index(1)("EAFE") declined 8.33% during the same period. Total return for the Class C shares, for the same reporting period, based on redemption value (with contingent deferred sales charge) was down 10.68%.

   We attribute the Fund's underperformance of its EAFE benchmark primarily to stock selection in three countries. These were the U.K., Australia and Taiwan.

 - THE U.K. Our U.K. allocation was highly diversified across industries. Stock selection nonetheless detracted from the Fund's overall return, as our biggest positions in sectors like health care, energy and retailing fared relatively poorly. An additional negative in the U.K. was our below-benchmark exposure, based on our belief that the U.K.'s strength as a fairly defensive market would be less desirable as the global macroeconomic picture improved. Unfortunately for the Fund, the U.K. outperformed EAFE in the fiscal half-year.

 - AUSTRALIA. Most of our Australian holdings did not perform as well as we had anticipated. Returns were least favorable among the shares of prominent financial and media names that we owned. Our overweight stance served to magnify the negative impact of stock selection.

 - TAIWAN. Our lone position in Taiwan was a leading semiconductor foundry company whose shares succumbed to profit-taking in January and February.

   Although aggregate stock selection was unfavorable, it was notably effective in South Korea, where we owned a handful of blue-chip names that generated strong returns, as well as Germany and Switzerland. In each of the latter two countries, our holdings declined much less than the broad market as a whole.

   Country weightings-and their corresponding implications for currency exposure-made a solidly positive contribution to performance. This was truest in emerging markets, which experienced a vigorous rally throughout the fiscal half-year, even as their developed-world counterparts struggled. We opted to raise exposure to emerging markets due to their historical tendency to outperform in times when global leading economic indicators rise, which was the case during the second half of the semiannual period. Our reasoning in this regard was on target.

   We also enjoyed the benefits of successful country/currency weightings in the Developed Asian markets of Hong Kong, Singapore and Japan. In Hong Kong and Singapore, we took an overweight stance that paid off as both markets outperformed EAFE. Our underweight in Japan worked because the yen depreciated significantly versus the dollar.

   As other developments occur in the international equity markets, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

Steven D. Bleiberg,                 Richard W. Watt,
Managing Director                   Managing Director

Emily Alejos,                       Staci Lombard,
Director                            Vice President

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

      SUMMARY OF TOTAL RETURNS -- WITHOUT SALES CHARGE OR CDSC (2/28/2002)

                                               SINCE             INCEPTION
        CLASS                                INCEPTION             DATE
      --------                               ---------          ----------
       Class A                                -12.42%           7/31/2001
       Class B                                -12.51%           7/31/2001
       Class C                                -12.60%           7/31/2001

       SUMMARY OF TOTAL RETURNS -- WITH SALES CHARGE OR CDSC (2/28/2002)

                                               SINCE            INCEPTION
        CLASS                                INCEPTION            DATE
       -------                               ----------         ---------
       Class A                                -17.44%           7/31/2001
       Class B                                -16.01%           7/31/2001
       Class C                                -13.47%           7/31/2001

----------
(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2002 (Unaudited)

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   -----------
COMMON STOCKS (95.3%)
AUSTRALIA (3.9%)
BANKS (1.4%)
    Australia & New Zealand Banking Group, Ltd.       313,097     $ 2,981,612
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
    Brambles Industries, Ltd.                               1               1
                                                                  -----------
MEDIA (1.0%)
    News Corp., Ltd.                                  339,260       2,136,330
                                                                  -----------
METALS & MINING (1.5%)
    Rio Tinto, Ltd.                                   156,689       3,235,244
                                                                  -----------
TOTAL AUSTRALIA                                                     8,353,187
                                                                  -----------
BRAZIL (0.5%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Telecomunicacoes Brasileiras SA ADR                27,600       1,025,340
                                                                  -----------
TOTAL BRAZIL                                                        1,025,340
                                                                  -----------
FINLAND (1.9%)
COMMUNICATIONS EQUIPMENT (1.9%)
    Nokia Oyj Class A(1)                              189,211       4,021,204
                                                                  -----------
TOTAL FINLAND                                                       4,021,204
                                                                  -----------
FRANCE (13.3%)
AUTOMOBILES (1.0%)
    PSA Peugeot Citroen                                51,951       2,260,302
                                                                  -----------
BANKS (2.5%)
    BNP Paribas SA                                     67,910       3,292,410
    Credit Agricole SA(2)                             124,835       2,046,210
                                                                  -----------
                                                                    5,338,620
                                                                  -----------
BUILDING PRODUCTS (1.5%)
    Compagnie de Saint Gobain                          21,046       3,267,673
                                                                  -----------
CONSTRUCTION MATERIALS (0.9%)
    Lafarge SA                                         22,611       1,946,021
                                                                  -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    France Telecom SA                                  42,948       1,131,188
                                                                  -----------
ELECTRICAL EQUIPMENT (1.0%)
    Schneider Electric SA                              44,255       2,220,214
                                                                  -----------
MEDIA (1.0%)
    Vivendi Universal SA                               56,991       2,212,400
                                                                  -----------
MULTI-UTILITIES (1.3%)
    Suez SA                                            98,022       2,730,134
                                                                  -----------
OIL & GAS (2.5%)
    TotalFinaElf SA                                    37,454       5,504,225
                                                                  -----------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   -----------
PHARMACEUTICALS (1.1%)
    Aventis SA                                         31,551     $ 2,340,194
                                                                  -----------
TOTAL FRANCE                                                       28,950,971
                                                                  -----------
GERMANY (9.6%)
BANKS (0.4%)
    Deutsche Bank AG                                   13,730         806,390
                                                                  -----------
CHEMICALS (1.1%)
    Bayer AG                                           72,524       2,311,659
                                                                  -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.9%)
    Deutsche Telekom AG(1)                            143,527       2,038,503
                                                                  -----------
ELECTRICAL UTILITY (1.2%)
    E.On AG                                            54,026       2,652,933
                                                                  -----------
HOTELS RESTAURANTS & LEISURE (1.3%)
    Preussag AG                                        97,812       2,791,969
                                                                  -----------
INDUSTRIAL CONGLOMERATES (1.0%)
    Siemens AG(1)                                      38,595       2,260,083
                                                                  -----------
INSURANCE (2.7%)
    Allianz AG                                         14,444       3,247,995
    Muenchener Rueckversicherungs-Gesellschaft AG      10,748       2,621,690
                                                                  -----------
                                                                    5,869,685
                                                                  -----------
SOFTWARE (1.0%)
    Systeme, Anwendungen, Produkte in der
      Datenverarbeitung AG                             15,760       2,141,866
                                                                  -----------
TOTAL GERMANY                                                      20,873,088
                                                                  -----------
HONG KONG (4.9%)
BANKS (0.9%)
    Hang Seng Bank, Ltd.                              169,230       1,855,195
                                                                  -----------
DIVERSIFIED FINANCIALS (0.7%)
    Swire Pacific, Ltd. Class A                       269,000       1,462,393
                                                                  -----------
INDUSTRIAL CONGLOMERATES (1.0%)
    Hutchison Whampoa, Ltd.                           261,200       2,126,635
                                                                  -----------
OIL & GAS (0.4%)
    CNOOC, Ltd.                                       835,000         893,962
                                                                  -----------
REAL ESTATE (1.3%)
    Cheung Kong Holdings, Ltd.                        182,000       1,516,809
    Sun Hung Kai Properties, Ltd.                     179,600       1,283,800
                                                                  -----------
                                                                    2,800,609
                                                                  -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.6%)
    China Mobile, Ltd.(2)                             437,800       1,263,003
                                                                  -----------
TOTAL HONG KONG                                                    10,401,797
                                                                  -----------

                See Accompanying Notes to Financial Statements.

                                        5

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   -----------
INDIA (0.9%)
CHEMICALS (0.9%)
    Reliance Industries, Ltd. GDR                     135,200     $ 1,879,280
                                                                  -----------
TOTAL INDIA                                                         1,879,280
                                                                  -----------
ITALY (5.0%)
INSURANCE (1.4%)
    Assicurazioni Generali SpA(1)                     123,644       3,061,956
                                                                  -----------
OIL & GAS (2.3%)
    ENI SpA(1)                                        370,374       5,074,582
                                                                  -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.3%)
    Telecom Italia Mobile SpA(1)                      611,114       2,875,582
                                                                  -----------
TOTAL ITALY                                                        11,012,120
                                                                  -----------
JAPAN (9.6%)
AUTOMOBILES (0.7%)
    Toyota Motor Corp.                                 55,031       1,406,359
                                                                  -----------
BEVERAGES (0.7%)
    Asahi Breweries, Ltd.                             198,000       1,531,328
                                                                  -----------
DIVERSIFIED FINANCIALS (0.4%)
    Nomura Holdings, Inc.                              78,000         891,761
                                                                  -----------
LEISURE EQUIPMENT & PRODUCTS (1.6%)
    Nintendo Co., Ltd.                                 14,800       2,183,090
    Sega Corp.(1),(2)                                  77,500       1,210,349
                                                                  -----------
                                                                    3,393,439
                                                                  -----------
MACHINERY (1.4%)
    Fanuc, Ltd.                                        37,500       1,916,682
    SMC Corp.                                          10,400       1,156,376
                                                                  -----------
                                                                    3,073,058
                                                                  -----------
MARINE (0.7%)
    Nippon Yusen Kabushiki Kaisha                     486,000       1,528,907
                                                                  -----------
MULTILINE RETAIL (0.6%)
    Ito-Yokado Co., Ltd.                               35,000       1,404,446
                                                                  -----------
OFFICE ELECTRONICS (1.1%)
    Canon, Inc.                                        68,000       2,383,112
                                                                  -----------
PHARMACEUTICALS (1.0%)
    Takeda Chemical Industries, Ltd.                   51,000       2,069,344
                                                                  -----------
REAL ESTATE (0.5%)
    Mitsui Fudosan Co., Ltd.                          154,000       1,143,852
                                                                  -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.9%)
    NTT DoCoMo, Inc.                                      180       1,869,606
                                                                  -----------

TOTAL JAPAN                                                        20,695,212
                                                                  -----------

                 See Accompanying Notes to Financial Statements.

                                        6

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   -----------
MEXICO (1.1%)
CONSTRUCTION MATERIALS (0.4%)
    Cemex SA de CV ADR                                 32,600     $   795,440
                                                                  -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
    Telefonos de Mexico SA de CV ADR(1)                22,900         876,841
                                                                  -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
    America Movil SA de CV ADR                         41,600         752,960
                                                                  -----------
TOTAL MEXICO                                                        2,425,241
                                                                  -----------
NETHERLANDS (5.8%)
BANKS (1.5%)
    ABN AMRO Holding NV                               188,734       3,286,234
                                                                  -----------
DIVERSIFIED FINANCIALS (1.9%)
    ING Groep NV                                      168,677       4,010,839
                                                                  -----------
FOOD & DRUG RETAILING (1.4%)
    Koninklijke Ahold NV                              130,400       3,005,934
                                                                  -----------
HOUSEHOLD DURABLES (1.0%)
    Koninklijke (Royal) Philips Electronics NV         86,756       2,266,267
                                                                  -----------
TOTAL NETHERLANDS                                                  12,569,274
                                                                  -----------
SINGAPORE (1.5%)
AEROSPACE & DEFENSE (0.4%)
    Singapore Technologies Engineering, Ltd.          595,000         786,027
                                                                  -----------
AIRLINES (0.5%)
    Singapore Airlines, Ltd.                          145,300       1,078,723
                                                                  -----------
BANKS (0.4%)
    DBS Group Holdings, Ltd.                          130,900         964,670
                                                                  -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
    Singapore Telecommunications, Ltd.                563,000         497,885
                                                                  -----------
TOTAL SINGAPORE                                                     3,327,305
                                                                  -----------
SOUTH AFRICA (0.7%)
BANKS (0.7%)
    Nedcor, Ltd. ADR                                   68,200       1,467,978
                                                                  -----------
TOTAL SOUTH AFRICA                                                  1,467,978
                                                                  -----------
SOUTH KOREA (2.7%)
BANKS (1.2%)
    Kookmin Bank ADR(2)                                60,588       2,691,944
                                                                  -----------
METALS & MINING (0.4%)
    Pohang Iron & Steel Co., Ltd. ADR                  33,700         934,164
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
    Samsung Electronics GDR(1)                         18,212       2,390,325
                                                                  -----------
TOTAL SOUTH KOREA                                                   6,016,433
                                                                  -----------

                 See Accompanying Notes to Financial Statements.

                                        7

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   -----------
SPAIN (3.2%)
BANKS (1.4%)
    Banco Santander Central Hispano SA                384,650     $ 3,067,618
                                                                  -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.8%)
    Telefonica SA(2)                                  338,160       3,942,909
                                                                  -----------
TOTAL SPAIN                                                         7,010,527
                                                                  -----------
SWEDEN (1.4%)
COMMUNICATIONS EQUIPMENT (1.4%)
    Telefonaktiebolaget LM Ericsson AB                687,103       2,928,629
                                                                  -----------
TOTAL SWEDEN                                                        2,928,629
                                                                  -----------
SWITZERLAND (10.6%)
BANKS (1.6%)
    UBS AG                                             74,736       3,457,503
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
    Adecco SA                                          38,385       2,302,798
                                                                  -----------
FOOD PRODUCTS (2.8%)
    Nestle SA                                          27,129       5,992,800
                                                                  -----------
INSURANCE (1.1%)
    Converium Holding AG(2)                            16,430         781,789
    Zurich Financial Services AG                        7,886       1,524,555
                                                                  -----------
                                                                    2,306,344
                                                                  -----------
PHARMACEUTICALS (4.0%)
    Novartis AG                                       138,861       5,275,348
    Roche Holding AG                                   47,296       3,323,005
                                                                  -----------
                                                                    8,598,353
                                                                  -----------
TOTAL SWITZERLAND                                                  22,657,798
                                                                  -----------
TAIWAN (1.2%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
    United Microelectronics Corp. ADR(1), (2)         299,100       2,527,395
                                                                  -----------
TOTAL TAIWAN                                                        2,527,395
                                                                  -----------
UNITED KINGDOM (17.5%)
AIR FREIGHT & COURIERS (1.0%)
    Exel PLC                                          201,750       2,211,514
                                                                  -----------
BANKS (3.4%)
    Barclays PLC                                       72,515       2,128,239
    HSBC Holdings PLC                                 199,840       2,183,511
    Royal Bank of Scotland Group PLC                  128,150       3,139,358
                                                                  -----------
                                                                    7,451,108
                                                                  -----------
BEVERAGES (1.2%)
    Diageo PLC                                        217,263       2,581,306
                                                                  -----------

                 See Accompanying Notes to Financial Statements.

                                        8

                                                    NUMBER OF
                                                     SHARES           VALUE
                                                    ----------    ------------
CHEMICALS (1.0%)
    BOC Group PLC                                     148,697     $  2,193,617
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
    Brambles Industries PLC                           461,003        2,001,781
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.7%)
    mmo2 PLC(2)                                     1,554,012        1,450,684
                                                                  ------------
HOTELS RESTAURANTS & LEISURE (1.0%)
    Six Continents PLC                                225,178        2,248,563
                                                                  ------------
INSURANCE (0.9%)
    CGNU PLC                                          201,740        2,047,332
                                                                  ------------
MEDIA (1.1%)
    Pearson PLC                                       225,027        2,482,582
                                                                  ------------
METALS & MINING (0.9%)
    Anglo American PLC ADR                            107,800        1,854,160
                                                                  ------------
OIL & GAS (2.3%)
    BG Group PLC                                      496,255        2,053,077
    BP PLC                                            364,294        3,001,389
                                                                  ------------
                                                                     5,054,466
                                                                  ------------
PHARMACEUTICALS (1.8%)
    GlaxoSmithKline PLC                               161,921        3,948,343
                                                                  ------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.3%)
    Vodafone Group PLC                              1,522,955        2,881,080
                                                                  ------------
TOTAL UNITED KINGDOM                                                38,406,536
                                                                  ------------

TOTAL COMMON STOCKS (Cost $208,706,678)                            206,549,315
                                                                  ------------

                                                      PAR
                                                     (000)
                                                    --------
SHORT-TERM INVESTMENT (4.6%)
    State Street Bank & Trust Co. Euro Time
    Deposit 1.625% 3/01/02 (Cost $9,883,000)        $   9,883        9,883,000
                                                                  ------------
TOTAL INVESTMENTS AT VALUE (99.9%)
(Cost $218,589,678(3))                                             216,432,315

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                           293,881
                                                                  ------------
NET ASSETS (100.0%)                                               $216,726,196
                                                                  ============

                             INVESTMENT ABBREVIATIONS
                         ADR = American Depository Receipt
                         GDR = Global Depository Receipt

--------------------------------------------------------------------------------
 (1) Security or portion thereof is out on loan.
 (2) Non-income producing security.
 (3) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $218,589,678)                        $  216,432,315(1)
    Cash                                                                       889
    Foreign currency (Cost $76,356)                                         76,025
    Collateral received for securities loaned                           20,003,009
    Dividend, interest and reclaim receivable                              448,640
    Prepaid expenses & other assets                                         58,058
                                                                    --------------
      Total Assets                                                     237,018,936
                                                                    --------------
LIABILITIES
    Advisory fee payable                                                   131,899
    Administrative services fee payable                                     17,187
    Distribution fee payable                                                   380
    Payable upon return of securities loaned                            20,003,009
    Other accrued expenses payable                                         140,265
                                                                    --------------
      Total Liabilities                                                 20,292,740
                                                                    --------------
NET ASSETS
    Capital stock                                                           22,022
    Paid-in capital                                                    345,524,576
    Accumulated undistributed net investment loss                       (2,909,832)
    Accumulated net realized loss on investments and foreign
     currency transactions                                            (123,743,492)
    Net unrealized depreciation from investments and foreign
     currency translations                                              (2,167,078)
                                                                    --------------
      Net Assets                                                    $  216,726,196
                                                                    ==============
INSTITUTIONAL SHARES
    Net assets                                                      $  216,696,513
    Shares outstanding                                                  22,018,523
                                                                    --------------
    Net asset value, offering price and redemption price per share  $         9.84
                                                                    ==============
A SHARES
    Net assets                                                      $          959
    Shares outstanding                                                          98
                                                                    --------------
    Net asset value and redemption price per share                  $         9.80
                                                                    ==============
    Maximum offering price per share (net asset value/(1-5.75%))    $        10.40
                                                                    ==============
B SHARES
    Net assets                                                      $       10,638
    Shares outstanding                                                       1,087
                                                                    --------------
    Net asset value and offering price per share                    $         9.79
                                                                    ==============
C SHARES
    Net assets                                                      $       18,086
    Shares outstanding                                                       1,850
                                                                    --------------
    Net asset value and offering price per share                    $         9.78
                                                                    ==============
----------------------------------------------------------------------------------

(1) Including $17,125,959 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2002 (Unaudited)

INVESTMENT INCOME
    Dividends                                                       $      592,825
    Securities lending                                                      64,257
    Interest                                                                61,407
    Foreign taxes withheld                                                (116,440)
                                                                    --------------
      Total investment income                                              602,049
                                                                    --------------
EXPENSES
    Investment advisory fees                                               918,670
    Administrative services fees                                            98,710
    Distribution fees                                                          144
    Custodian fees                                                          54,864
    Legal fees                                                              51,118
    Registration fees                                                       42,744
    Printing fees                                                           30,073
    Audit fees                                                              16,750
    Directors fees                                                           6,364
    Transfer agent fees                                                      3,384
    Interest expense                                                           481
    Miscellaneous expense                                                    7,132
                                                                    --------------
      Total expenses                                                     1,230,434
    Less: fees waived, and transfer agent offsets                              (24)
                                                                    --------------
      Net expenses                                                       1,230,410
        Net investment loss                                               (628,361)
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                 (35,739,660)
    Net realized loss from foreign currency transactions                (1,520,769)
    Net change in unrealized appreciation (depreciation) from
     investments                                                        14,113,759
    Net change in unrealized appreciation (depreciation) from
     foreign currency translations                                       1,064,803
                                                                    --------------
    Net realized and unrealized loss from investments and foreign
     currency related items                                            (22,081,867)
                                                                    --------------
    Net decrease in net assets resulting from operations            $  (22,710,228)
                                                                    ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTHS
                                                                       ENDED                      FOR THE YEAR
                                                                FEBRUARY 28, 2002                    ENDED
                                                                    (UNAUDITED)                 AUGUST 31, 2001
                                                                ------------------              ---------------
FROM OPERATIONS
  Net investment income (loss)                                     $    (628,361)                $   1,640,656
  Net loss on investments and foreign currency transactions          (37,260,429)                  (86,879,050)
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations                 15,178,562                   (58,077,766)
                                                                   -------------                 -------------
   Net decrease in net assets resulting from operations              (22,710,228)                 (143,316,160)
                                                                   -------------                 -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Institutional shares                                                       --                    (1,756,238)
  Distributions from net realized gains
   Institutional shares                                                       --                  (119,091,123)
                                                                   -------------                 -------------
   Net decrease in net assets from dividends and
    distributions                                                             --                  (120,847,361)
                                                                   -------------                 -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                        48,131,757                    60,903,358
  Reinvestment of distributions                                               --                   117,864,284
  Net asset value of shares redeemed                                 (53,443,967)                 (175,769,750)(1)
                                                                   -------------                 -------------
   Net increase (decrease) in net assets from capital
    share transactions                                                (5,312,210)                    2,997,892
                                                                   -------------                 -------------
  Net decrease in net assets                                         (28,022,438)                 (261,165,629)

NET ASSETS
  Beginning of period                                                244,748,634                   505,914,263
                                                                   -------------                 -------------
  End of period                                                    $ 216,726,196                 $ 244,748,634
                                                                   =============                 =============
ACCUMULATED NET INVESTMENT LOSS                                    $  (2,909,832)                $  (2,281,471)
                                                                   =============                 =============
--------------------------------------------------------------------------------------------------------------

(1) Includes redemption of $35,702,991 as a result of a redemption in-kind on October 31, 2000.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE SIX      FOR THE YEAR
                                                             MONTHS ENDED         ENDED
                                                          FEBRUARY 28, 2002     AUGUST 31,
                                                             (UNAUDITED)          2001(1)
                                                          -----------------   ------------
PER SHARE DATA
  Net asset value, beginning of period                        $10.84              $ 11.19
                                                              ------              -------
INVESTMENT OPERATIONS
  Net investment loss                                          (0.05)                  --(2)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                             (0.99)               (0.35)
                                                              ------              -------
      Total from investment operations                         (1.04)               (0.35)
                                                              ------              -------
NET ASSET VALUE, END OF PERIOD                                $ 9.80              $ 10.84
                                                              ======              =======
      Total return(3)                                          (9.59)%              (3.13)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $    1              $     1
    Ratio of expenses to average net assets(4),(5)              1.32%                1.30%
    Ratio of net investment income (loss) to average
     net assets(4)                                             (1.53)%               0.42%
  Portfolio turnover rate                                         95%                 139%
------------------------------------------------------------------------------------------

(1) For the period July 31, 2001 (inception date) through August 31, 2001.

(2) This amount represents less than 0.01 per share.

(3) Total return does not consider the effects of sales charges.
    Non-annualized.

(4) Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE SIX      FOR THE YEAR
                                                             MONTHS ENDED         ENDED
                                                          FEBRUARY 28, 2002     AUGUST 31,
                                                             (UNAUDITED)         2001(1)
                                                          -----------------   ------------
PER SHARE DATA
  Net asset value, beginning of period                        $10.84              $ 11.19
                                                              ------              -------
INVESTMENT OPERATIONS
  Net investment loss                                          (0.08)                  --(2)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                             (0.97)               (0.35)
                                                              ------              -------
      Total from investment operations                         (1.05)               (0.35)
                                                              ------              -------
NET ASSET VALUE, END OF PERIOD                                $ 9.79              $ 10.84
                                                              ======              =======
      Total return(3)                                          (9.69)%              (3.13)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $   11              $     1
    Ratio of expenses to average net assets(4),(5)              2.07%                1.96%
    Ratio of net investment loss to average net assets(4)      (1.51)%              (0.20)%
  Portfolio turnover rate                                         95%                 139%
------------------------------------------------------------------------------------------

(1) For the period July 31, 2001 (inception date) through August 31, 2001.

(2) This amount represents less than 0.01 per share.

(3) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.

(4) Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE SIX      FOR THE YEAR
                                                             MONTHS ENDED         ENDED
                                                          FEBRUARY 28, 2002     AUGUST 31,
                                                              (UNAUDITED)         2001(1)
                                                          -----------------   ------------
PER SHARE DATA
  Net asset value, beginning of period                        $10.84              $ 11.19
                                                              ------              -------
INVESTMENT OPERATIONS
  Net investment loss                                          (0.08)                  --(2)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                             (0.98)               (0.35)
                                                              ------              -------
      Total from investment operations                         (1.06)               (0.35)
                                                              ------              -------
NET ASSET VALUE, END OF PERIOD                                $ 9.78              $ 10.84
                                                              ======              =======
      Total return(3)                                          (9.78)%              (3.13)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $   18              $    20
    Ratio of expenses to average net assets(4),(5)              2.07%                1.89%
    Ratio of net investment loss to average net assets(4)      (1.53)%              (0.03)%
  Portfolio turnover rate                                         95%                 139%
------------------------------------------------------------------------------------------

(1) For the period July 31, 2001 (inception date) through August 31, 2001.

(2) This amount represents less than 0.01 per share.

(3) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.

(4) Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Institutional International Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company that seeks long-term capital appreciation.

   The Fund is authorized to offer six classes of shares: Common, Advisor, Institutional, Class A, Class B and Class C, although only Institutional shares are offered. Effective December 12, 2001, Class A, Class B and Class C shares were closed to new investments. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. In addition, the Class A, Class B and Class C shares bear a co-administration fee. No compensation is payable for distribution services for the Fund's Institutional shares. Results for Institutional shares are contained in a separate book.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from acccounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. The Fund had no open forward foreign currency contracts as of February 28, 2002.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including the right to draw on letter of credit) at February 28, 2002 is as follows:

              MARKET VALUE OF                             VALUE OF
             SECURITIES LOANED                       COLLATERAL RECEIVED
             -----------------                       -------------------
                $17,125,959                              $20,033,009

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged to act as the Fund's securities lending agent. For the six months ended February 28, 2002, the Fund earned $64,257 from securities lending transactions.

   Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund a fee for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of .80% of the Fund's average daily net assets. For the six months ended February 28, 2002, investment advisory fees earned were $918,670.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets of Class A, Class B and Class C shares. No compensation is payable by the Fund to CSAMSI for administrative services for the Institutional shares. For the six months ended February 28, 2002, administrative services fees earned and voluntarily waived by CSAMSI were $7 and $7, respectively.

   For its administrative services, PFPC is entitled to receive a fee exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        -----------
              First $500 million               .08% of average daily net assets
              Next $1 billion                  .07% of average daily net assets
              Over $1.5 billion                .06% of average daily net assets

   For the six months ended February 28, 2002, the administrative services fees earned by PFPC (including out-of-pocket expenses) were $98,703.

   At its meeting held on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") replacing PFPC effective mid 2002.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. For Class A shares, the fee is calculated at an annual rate of .25% of the average daily net assets of the Class A shares of the Fund. For Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of average daily net assets of the Class B and Class C shares of the Fund, respectively. For the six months ended February 28, 2002, shareholder services fees earned by CSAMSI were as follows:

                                                    SHAREHOLDER SERVICING/
            FUND                                       DISTRIBUTION FEE
            ----                                    ----------------------
           Class A                                            $ 2
           Class B                                             50
           Class C                                             92

   Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of its transfer agent expenses. For the six months ended February 28, 2002, the Fund received credits or reimbursements of $17 under this arrangement.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended February 28, 2002, the Fund did not reimburse CSAM.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended February 28, 2001, Merrill was paid $42,337 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. At February 28, 2002, there were no loans outstanding for the Fund. During the six months ended February 28, 2002, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) were $229,922,455 and $243,626,392, respectively.

   At February 28, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost overvalue and net unrealized depreciation from investments (based on cost for federal income tax purposes) was $9,645,789, $11,803,152 and $2,157,363, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each class of shares of the Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                             INTERNATIONAL FUND
                                      ------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
                                      ------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      FEBRUARY 28, 2002 (UNAUDITED)                AUGUST 31, 2001
                                      ------------------------------       -----------------------------
                                          SHARES           VALUE              SHARES          VALUE
                                      -------------    -------------       ------------   --------------
Shares sold                               4,737,132    $ 48,121,757          5,004,131    $  60,879,964
Shares issued in reinvestment of
  dividends and distributions                    --              --          8,023,437      117,864,284
Shares redeemed                          (5,260,425)    (53,443,967)       (11,915,181)    (175,769,750)
                                      -------------    ------------        -----------    -------------
Net increase (decrease)                    (523,293)   $ (5,322,210)         1,112,387    $   2,974,498
                                      =============    ============        ===========    =============

                                                                   CLASS A
                                      ------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      FEBRUARY 28, 2002 (UNAUDITED)              AUGUST 31, 2001(1)
                                      ------------------------------       -----------------------------
                                           SHARES          VALUE              SHARES           VALUE
                                      -------------    -------------       ------------   --------------
Shares sold                                      --    $          --                 98   $        1,094
                                      -------------    -------------       ------------   --------------
Net increase                                     --    $          --                 98   $        1,094
                                      =============    =============       ============   ==============

                                       22

                                                                   CLASS B
                                      ------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      FEBRUARY 28, 2002 (UNAUDITED)              AUGUST 31, 2001(1)
                                      ------------------------------       -----------------------------
                                           SHARES          VALUE              SHARES           VALUE
                                      -------------    -------------       ------------   --------------
Shares sold                                     984    $      10,000                103   $        1,150
                                      -------------    -------------       ------------   --------------
Net increase                                    984    $      10,000                103   $        1,150
                                      =============    =============       ============   ==============

                                                                   CLASS C
                                      ------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                      FEBRUARY 28, 2002 (UNAUDITED)              AUGUST 31, 2001(1)
                                      ------------------------------       -----------------------------
                                           SHARES          VALUE              SHARES           VALUE
                                      -------------    -------------       ------------   --------------
Shares sold                                      --    $          --              1,850   $       21,150
                                      -------------    -------------       ------------   --------------
Net increase                                     --    $          --              1,850   $       21,150
                                      =============    =============       ============   ==============

(1) For the period July 31, 2001 (inception date) through August 31, 2001.

   On February 28, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class were as follows:

                                          NUMBER OF             APPROXIMATE PERCENTAGE
                                        SHAREHOLDERS             OF OUTSTANDING SHARES
                                        ------------            ----------------------
           Institutional Class                 6                        75.65%
           Class A                             1                        97.80%
           Class B                             2                        98.76%
           Class C                             1                        94.44%

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

P.O. BOX 9030, BOSTON, MA 02205-9030       [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINF-3-0202